FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Liabilities Measured at Fair Value on a Recurring Basis (Details) - Other accounts receivable and prepaid expenses [Member] - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Financial assets:
Foreign currencies derivatives	$ 202	$ 14
Total	202	14
Level 1 [Member]
Financial assets:
Foreign currencies derivatives
Total
Level 2 [Member]
Financial assets:
Foreign currencies derivatives	202	14
Total	202	14
Level 3 [Member]
Financial assets:
Foreign currencies derivatives
Total